Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 27, 2020	Mar. 29, 2019
Deferred income tax assets:
Tax credits	$ 6,600	$ 5,433
Net operating loss carryforward	2,037	2,597
Bonuses, commissions and other compensation	8,793	6,614
Inventory and sales related	6,696	3,479
Capitalized transaction costs	259	441
Other accruals and reserves	1,879	667
Gross Deferred income tax assets	26,264	19,231
Valuation allowance for Deferred income tax assets	(4,206)	(3,837)
Total Deferred income tax assets	22,058	15,394
Deferred income tax liabilities:
Fixed assets and intangibles	(14,162)	(12,234)
Stock-based compensation	(679)	(853)
Total Deferred income tax liabilities	(14,841)	(13,087)
Net Deferred income tax assets	$ 7,217	$ 2,307